Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Due to related parties

Amounts due to related parties consist of advances made to the Company or payments made behalf on the Company to finance development stage activities and other costs. The amounts due to related parties for such advances were non-interest bearing and had no stated repayment terms. Amounts due to related parties for such advances totaled $59,750 as of December 31, 2014 and 2013.